Property, plant and equipment (Regulated and Non-regulated Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net
Total cost	$ 25,891	$ 24,893
Less: Accumulated depreciation	(8,714)	(8,317)
Total cost less: Accumulated depreciation	17,177	16,576
Construction work in progress	2,358	1,591
Property, Plant and Equipment, Net	19,535	18,167
Generation
Property, Plant and Equipment, Net
Total cost	$ 11,474	11,181
Generation | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Generation | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	131 years
Transmission
Property, Plant and Equipment, Net
Total cost	$ 2,414	2,318
Transmission | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	11 years
Transmission | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Distribution
Property, Plant and Equipment, Net
Total cost	$ 5,997	5,820
Distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	80 years
Gas transmission and distribution
Property, Plant and Equipment, Net
Total cost	$ 3,879	3,568
Gas transmission and distribution | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Gas transmission and distribution | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	85 years
General plant and other
Property, Plant and Equipment, Net
Total cost	$ 2,127	$ 2,006
General plant and other | Range, Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
General plant and other | Range, Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	60 years